Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Cash collateral received that had been offset against the gross derivative assets	£ 22,811	£ 13,914
Cash collateral paid that had been offset against the gross derivative liabilities	11,104	28,678
Derivative Assets [member]
Disclosure of detailed information about hedges [line items]
Cash collateral received that had been offset against the gross derivative assets	9	333
Derivative Liabilities [Member]
Disclosure of detailed information about hedges [line items]
Cash collateral paid that had been offset against the gross derivative liabilities	£ 354	£ 706